COMMITMENTS AND CONTINGENCIES (Contingencies and Guarantees) (Details) $ in Millions			1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 03, 2020 EUR (€)	Jul. 03, 2020 EUR (€)	Jul. 31, 2019 EUR (€)	Sep. 30, 2020 CNY (¥)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)
Contingencies [Line Items]
Litigation Settlement, Amount Awarded from Other Party				¥ 83,054,792	€ 750,000
Guarantor Obligations, Maximum Exposure, Undiscounted | $						$ 42.9
Case Against Wuxi Zhongcai [Member]
Contingencies [Line Items]
Amount of claim		€ 2,812,000
Request for arbitration submitted by MFS
Contingencies [Line Items]
Amount of claim	€ 1,008,170
Jiangxi Jinko
Contingencies [Line Items]
Amount of claim			€ 1,965,170
JinkoSolar (Switzerland) AG ("Jinko Switzerland") [Member]
Contingencies [Line Items]
Amount of claim			€ 846,604